Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) - Schedule of restricted stock grant activity - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) - Schedule of restricted stock grant activity [Line Items]
Granted, Stock Awards	817,338
Restricted Stock [Member]
Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details) - Schedule of restricted stock grant activity [Line Items]
Beginning balance, Stock Awards	807,093
Assumed in recapitalization, Stock Awards		43,423
Granted post-recapitalization, Stock Awards		763,670
Forfeited or cancelled, Stock Awards
Ending balance, Stock Awards	554,000	807,093
Granted, Stock Awards	554,000
Vested, Stock Awards	(807,093)